Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	€ 15,846	€ 13,140
Net settled cash outflows	(24,072)	(19,505)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	18,293	117,396
Gross settled cash outflows	(17,919)	(126,850)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	1,552	683
Net settled cash outflows	(1,937)	(780)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	15,301	4,300
Gross settled cash outflows	(15,242)	(4,895)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	4,255	3,442
Net settled cash outflows	(4,222)	(3,032)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	575	3,728
Gross settled cash outflows	(443)	(7,080)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	3,812	3,640
Net settled cash outflows	(3,700)	(3,102)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	675	5,034
Gross settled cash outflows	(633)	(9,499)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled cash inflows	6,227	5,375
Net settled cash outflows	(14,214)	(12,591)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled cash inflows	1,741	104,335
Gross settled cash outflows	€ (1,600)	€ (105,376)